Business Segment Information - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Disclosure [Line Items]
Operating income (loss)	¥ 68,548,000,000	¥ 26,495,000,000	¥ 226,503,000,000
Sales and operating revenue	8,215,880,000,000	7,767,266,000,000	6,795,504,000,000
Major external customer
Segment Reporting Disclosure [Line Items]
Sales and operating revenue	0	0	0
Home Entertainment & Sound
Segment Reporting Disclosure [Line Items]
Sales and operating revenue	1,204,922,000,000	1,166,007,000,000	993,822,000,000
Home Entertainment & Sound | Televisions
Segment Reporting Disclosure [Line Items]
Operating income (loss)	8,286,000,000	(25,705,000,000)	(69,602,000,000)
Sales and operating revenue	¥ 835,068,000,000	¥ 754,308,000,000	¥ 581,475,000,000